Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of right-of-use assets
The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2021	4,184	472	4,656
Additions	437	—	437
Disposals	(210)	(547)	(757)
Depreciation expense	(1,151)	(108)	(1,259)
Amortization disposals	114	183	297
As at December 31, 2021	$3,374	$—	$3,374
Additions	458	—	458
Disposals	(73)	—	(73)
Depreciation expense	(1,230)	—	(1,230)
Amortization disposals	73	—	73
As at December 31, 2022	$2,602	$—	$2,602
Additions	767	—	767
Disposals	(414)	—	(414)
Depreciation expense	(1,223)	—	(1,223)
Amortization disposals	414	—	414
As at December 31, 2023	$2,146	$—	$2,146
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2021	$5,776	$1,014	$4,762
Additions	437
Disposals	(993)
Interests expense	760
Foreign exchange loss (gain)	(297)
Payments	(1,063)
As at December 31, 2021	$4,620	$1,247	$3,373
Additions	458
Disposals	(577)
Interests expense	571
Foreign exchange loss (gain)	(298)
Payments	(1,205)
As at December 31, 2022	$3,569	$1,291	$2,278
Additions	767
Disposals	(414)
Interests expense	479
Foreign exchange loss (gain)	36
Payments	(1,321)
As at December 31, 2023	$3,116	$1,471	$1,645